Schedule of Assets Subject to Measurement at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets		$ 739	$ 192
Total Liabilities	1,401	660	5,994
Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets		739	192
Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities	1,137	660	5,856
Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities	264		138
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets		739	192
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets		739	192
Fair Value, Inputs, Level 1 [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets
Total Liabilities	264
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets
Fair Value, Inputs, Level 2 [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities	264
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets
Total Liabilities	1,137	660	5,994
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Assets
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities	1,137	$ 660	5,856
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total Liabilities			$ 138